Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Growth ETF - Fidelity Blue Chip Growth ETF	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 60
3 years	191
5 years	333
10 years	$ 749